Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2019	December 31, 2018
Property and buildings	$40,531,954	$40,814,582
Machinery and equipment	4,601,174	3,659,035
Transportation vehicles	970,650	979,549
Office and electronic equipment	335,145	406,996
Subtotal	46,438,923	45,860,162
Construction in progress (“CIP”)	107,652	-
Less: accumulated depreciation	(7,610,984)	(5,886,197)
Impairment of fixed assets	(1,477,948)	-
Property, plant and equipment, net	$37,457,643	$39,973,965